UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-04670

DWS Global/International Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2011 Semiannual Report to Shareholders

DWS Enhanced Emerging Markets Fixed Income Fund (formerly DWS Emerging Markets Fixed Income Fund)

Contents
4 Performance Summary
7 Information About Your Fund's Expenses
9 Portfolio Summary
11 Investment Portfolio
18 Statement of Assets and Liabilities
20 Statement of Operations
21 Statement of Changes in Net Assets
22 Financial Highlights
27 Notes to Financial Statements
39 Summary of Management Fee Evaluation by Independent Fee Consultant
43 Account Management Resources
44 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. The fund may use derivatives, including as part of its currency strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The fund's currency overlay strategy is dependent on the effectiveness and implementation of portfolio management's proprietary models. As part of its currency strategy, the fund's exposure to foreign currencies could cause lower returns or even losses because foreign currency rates may fluctuate significantly over short periods of time for a number of reasons. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. This fund is non-diversified and can take larger positions in fewer issues, increasing its potential risk. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2011
Average Annual Total Returns as of 4/30/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	-2.20%	7.50%	4.46%	5.43%	10.73%
Class B	-2.62%	6.55%	3.62%	4.57%	9.85%
Class C	-2.56%	6.77%	3.69%	4.63%	9.88%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	-6.60%	2.66%	2.87%	4.46%	10.22%
Class B (max 4.00% CDSC)	-6.45%	3.55%	3.04%	4.42%	9.85%
Class C (max 1.00% CDSC)	-3.51%	6.77%	3.69%	4.63%	9.88%
No Sales Charges						Life of Institutional Class*
Class S	-2.08%	7.75%	4.71%	5.67%	11.00%	N/A
Institutional Class	-1.99%	7.94%	4.87%	N/A	N/A	4.55%
JPMorgan EMBI Global Diversified Index+	-1.38%	9.16%	8.87%	8.49%	10.76%	8.70%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* Institutional Class commenced operations on March 3, 2008. Index returns began on February 29, 2008.
Average Annual Total Returns as of 3/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	7.52%	4.47%	5.27%	10.50%
Class B	6.58%	3.62%	4.42%	9.63%
Class C	6.80%	3.70%	4.48%	9.65%
Adjusted for the Maximum Sales Charge
Class A (max 4.50% load)	2.69%	2.88%	4.30%	9.99%
Class B (max 4.00% CDSC)	3.58%	3.05%	4.26%	9.63%
Class C (max 1.00% CDSC)	6.80%	3.70%	4.48%	9.65%
No Sales Charges					Life of Institutional Class*
Class S	7.78%	4.71%	5.51%	10.77%	N/A
Institutional Class	7.97%	4.87%	N/A	N/A	4.36%
JPMorgan EMBI Global Diversified Index+	8.58%	8.72%	8.19%	10.59%	8.46%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Institutional Class commenced operations on March 3, 2008. Index returns began on February 29, 2008.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated April 15, 2011 are 1.22%, 2.10%, 1.99%, 0.99% and 0.81% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

The Fund may charge a 2% fee for redemptions of shares held less than 15 days.

Index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Returns shown for Class A, B and C shares for the period prior to their inception on June 18, 2001 are derived from the historical performance of Class S shares of DWS Enhanced Emerging Markets Fixed Income Fund during such period and have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Enhanced Emerging Markets Fixed Income Fund — Class A [] JPMorgan EMBI Global Diversified Index+

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

The growth of $10,000 is cumulative.

+ The JPMorgan Emerging Markets Bond (EMBI) Global Diversified Index is an unmanaged Index that tracks total returns for US-dollar-denominated debt instruments issued by emerging-market sovereign entities, including Brady bonds, loans and Eurobonds, and quasi-sovereign entities. The index limits exposure to any one country.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/11	$10.92	$10.96	$10.95	$10.92	$10.92
10/31/10	$11.41	$11.45	$11.44	$11.41	$11.41
Distribution Information: Six Months as of 4/30/11: Income Dividends	$.24	$.19	$.20	$.25	$.26
Latest Quarterly Income Dividend	$.1138	$.0904	$.0933	$.1200	$.1250
SEC 30-day Yield as of 4/30/11++	4.55%	3.99%	4.08%	5.06%	5.22%
Current Annualized Distribution Rate as of 4/30/11++	4.17%	3.30%	3.41%	4.40%	4.58%

++ The SEC yield is net investment income per share earned over the month ended April 30, 2011, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on April 30, 2011. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Yields and distribution rates are historical, not guaranteed and will fluctuate.
Lipper Rankings — Emerging Markets Debt Funds Category as of 4/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	87	of	98	88
3-Year	75	of	81	92
5-Year	47	of	49	94
Class B 1-Year	98	of	98	99
3-Year	80	of	81	98
5-Year	49	of	49	98
Class C 1-Year	96	of	98	97
3-Year	79	of	81	97
5-Year	48	of	49	96
Class S 1-Year	85	of	98	86
3-Year	72	of	81	88
5-Year	46	of	49	92
10-Year	25	of	31	79
Institutional Class 1-Year	81	of	98	82
3-Year	71	of	81	87

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B shares of the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2010 to April 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2011
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$978.00	$973.80	$974.40	$979.20	$980.10
Expenses Paid per $1,000*	$6.03	$9.98	$9.64	$4.86	$3.98
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,018.70	$1,014.68	$1,015.03	$1,019.89	$1,020.78
Expenses Paid per $1,000*	$6.16	$10.19	$9.84	$4.96	$4.06

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Enhanced Emerging Markets Fixed Income Fund	1.23%	2.04%	1.97%	.99%	.81%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/11	10/31/10

Sovereign Bonds	60%	76%
Financials	17%	4%
Loan Participations/Assignments	7%	3%
Energy	5%	6%
Materials	5%	4%
Utilities	4%	2%
Cash Equivalents	2%	5%
	100%	100%

Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/11	10/31/10

Russia	8%	9%
Brazil	6%	7%
Colombia	6%	7%
South Africa	6%	4%
Venezuela	6%	4%
Kazakhstan	5%	3%
Turkey	5%	6%
Mexico	4%	6%
Netherlands	4%	—
Peru	4%	5%
Ukraine	4%	2%
Uruguay	4%	3%
Other	38%	44%
	100%	100%

Asset allocation and geographical diversification are subject to change.
Currency Exposure* (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	4/30/11	10/31/10

United States Dollar	100%	98%
Norwegian Krone	2%	—
Polish Zloty	2%	2%
Japanese Yen	1%	(1%)
Turkish Lira	0%	0%
South African Rand	(1%)	—
Euro	(4%)	(2%)
Chilean Peso	—	2%
Mexican Peso	—	1%
	100%	100%

* Currency exposure after taking into account the effects of forward and currency futures contracts.
Quality (Excludes Cash Equivalents, Short-Term US Treasury Obligations and Securities Lending Collateral)	4/30/11	10/31/10

A	9%	14%
BBB	43%	40%
BB	25%	30%
B	22%	12%
Not Rated	1%	4%
	100%	100%

Interest Rate Sensitivity	4/30/11	10/31/10

Effective Maturity	11.2 years	11.7 years
Effective Duration	7.2 years	7.5 years

Effective maturity is the weighted average of the bonds held by the Fund taking into consideration any available maturity shortening features.

Effective duration is an approximate measure of the Fund's sensitivity to interest rate changes taking into consideration any maturity shortening features.

Currency exposure, quality and interest rate sensitivity are subject to change.

The quality ratings represent the lower of Moody's Investors Services, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk and is subject to change.

For more complete details about the Fund's investment portfolio, see page 11. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2011 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Bonds 90.4%
Argentina 3.0%
Republic of Argentina:
GDP Linked Note, 12/15/2035 (b)		11,380,000	1,951,670
GDP Linked Note, 12/15/2035 (b)	EUR	5,138,017	1,058,575
Step-up Coupon, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		5,300,000	2,297,550
7.82%, 12/31/2033	EUR	2,220,137	2,400,500
(Cost $5,758,029)			7,708,295
Belarus 1.4%
Republic of Belarus, 8.95%, 1/26/2018 (Cost $3,921,595)		4,000,000	3,610,000
Brazil 6.2%
Banco Votorantim SA, 144A, 7.375%, 1/21/2020		3,000,000	3,150,000
Centrais Eletricas Brasileiras SA, REG S, 6.875%, 7/30/2019		3,000,000	3,363,750
Independencia International Ltd., REG S, 12.0%, 12/30/2016*		1,574,386	11,808
JBS Finance II Ltd., 144A, 8.25%, 1/29/2018		1,500,000	1,556,250
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		2,000,000	1,995,000
Petrobras International Finance Co., 7.875%, 3/15/2019		2,500,000	2,950,450
Votorantim Cimentos SA, 144A, 7.25%, 4/5/2041		3,000,000	2,962,500
(Cost $18,714,982)			15,989,758
Bulgaria 0.7%
Republic of Bulgaria, REG S, 8.25%, 1/15/2015 (Cost $1,735,258)		1,500,000	1,753,125
Chile 3.0%
Corporacion Nacional del Cobre de Chile:
REG S, 5.625%, 9/21/2035		3,200,000	3,288,384
REG S, 6.15%, 10/24/2036 (c)		4,000,000	4,401,280
(Cost $7,033,191)			7,689,664
China 2.4%
China Oriental Group Co., Ltd., 144A, 8.0%, 8/18/2015		2,000,000	2,110,000
Country Garden Holdings Co., 10.5%, 8/11/2015		2,000,000	2,119,446
Hopson Development Holdings Ltd., 11.75%, 1/21/2016		2,000,000	1,964,916
(Cost $6,218,918)			6,194,362
Colombia 5.6%
Republic of Colombia:
7.375%, 3/18/2019		7,400,000	8,991,000
7.375%, 9/18/2037		4,500,000	5,490,000
(Cost $13,613,501)			14,481,000
Croatia 3.0%
Republic of Croatia:
REG S, 6.375%, 3/24/2021		1,500,000	1,529,250
6.5%, 1/5/2015	EUR	2,000,000	3,103,009
REG S, 6.625%, 7/14/2020		3,000,000	3,148,500
(Cost $7,662,415)			7,780,759
Dominican Republic 1.8%
Dominican Republic, REG S, 7.5%, 5/6/2021 (Cost $4,645,611)		4,500,000	4,711,500
El Salvador 0.6%
Telemovil Finance Co., Ltd, 144A, 8.0%, 10/1/2017 (Cost $1,569,375)		1,500,000	1,563,750
Ghana 0.9%
Republic of Ghana, REG S, 8.5%, 10/4/2017 (Cost $2,134,240)		2,000,000	2,240,000
Hong Kong 0.4%
Pacnet Ltd., REG S, 9.25%, 11/9/2015 (Cost $1,022,363)		1,000,000	1,017,659
Indonesia 1.0%
Republic of Indonesia, REG S, 11.625%, 3/4/2019 (Cost $1,973,729)		1,787,000	2,604,552
Kazakhstan 4.6%
KazMunayGaz National Co.:
Series 2, REG S, 9.125%, 7/2/2018 (c)		7,200,000	8,720,064
REG S, 11.75%, 1/23/2015		2,500,000	3,125,000
(Cost $10,475,518)			11,845,064
Lithuania 3.3%
Republic of Lithuania:
REG S, 6.75%, 1/15/2015		2,500,000	2,756,250
144A, 7.375%, 2/11/2020		5,000,000	5,668,195
(Cost $8,224,396)			8,424,445
Luxembourg 1.8%
ALROSA Finance SA, 144A, 7.75%, 11/3/2020		2,000,000	2,155,000
Evraz Group SA, 144A, 6.75%, 4/27/2018		2,500,000	2,500,733
(Cost $4,657,065)			4,655,733
Malaysia 3.2%
Penerbangan Malaysia Bhd., REG S, 5.625%, 3/15/2016 (c)		2,130,000	2,358,509
Petronas Capital Ltd., REG S, 5.25%, 8/12/2019		5,500,000	5,849,299
(Cost $7,735,067)			8,207,808
Mexico 4.4%
Pemex Project Funding Master Trust, 6.625%, 6/15/2038		2,710,000	2,739,160
United Mexican States:
5.625%, 1/15/2017		1,000,000	1,115,000
5.95%, 3/19/2019		4,000,000	4,494,000
Series A, 6.75%, 9/27/2034		2,500,000	2,850,000
(Cost $10,993,165)			11,198,160
Morocco 0.5%
Kingdom of Morocco, REG S, 4.5%, 10/5/2020 (Cost $1,375,966)	EUR	1,000,000	1,336,738
Netherlands 4.0%
Lukoil International Finance BV, 144A, 7.25%, 11/5/2019		3,000,000	3,311,400
Majapahit Holding BV, REG S, 7.75%, 1/20/2020		6,000,000	6,930,000
(Cost $9,254,136)			10,241,400
Panama 1.0%
Republic of Panama:
7.25%, 3/15/2015		500,000	585,500
8.875%, 9/30/2027		1,400,000	1,924,300
(Cost $2,252,182)			2,509,800
Peru 3.5%
Republic of Peru:
7.35%, 7/21/2025		4,600,000	5,336,000
8.75%, 11/21/2033		2,778,000	3,571,119
(Cost $8,682,598)			8,907,119
Philippines 0.9%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		1,000,000	1,222,500
Power Sector Assets & Liabilities Management Corp., 144A, 7.39%, 12/2/2024		1,000,000	1,152,500
(Cost $2,104,404)			2,375,000
Poland 3.0%
Republic of Poland, 6.375%, 7/15/2019 (Cost $7,885,288)		7,000,000	7,829,318
Romania 0.6%
Republic of Romania, 5.0%, 3/18/2015 (Cost $1,303,775)	EUR	1,000,000	1,486,927
Russia 6.1%
Red Arrow International Leasing PLC, "A", 8.375%, 6/30/2012	RUB	16,230,926	598,578
Russian Federation:
144A, 5.0%, 4/29/2020		2,500,000	2,531,250
REG S, 7.5%, 3/31/2030 (c)		6,314,500	7,360,371
REG S, 12.75%, 6/24/2028		3,000,000	5,268,750
(Cost $13,056,516)			15,758,949
Serbia 1.0%
Republic of Serbia, REG S, 6.75%, 11/1/2024 (c) (Cost $2,488,997)		2,520,000	2,545,200
South Africa 5.4%
Eskom Holdings Ltd., REG S, 5.75%, 1/26/2021		2,000,000	2,027,500
Republic of South Africa:
5.5%, 3/9/2020		2,500,000	2,656,250
5.875%, 5/30/2022		4,300,000	4,633,250
6.25%, 3/8/2041		4,500,000	4,657,500
(Cost $13,717,420)			13,974,500
Sri Lanka 0.8%
Republic of Sri Lanka:
144A, 6.25%, 10/4/2020		1,000,000	1,003,800
REG S, 7.4%, 1/22/2015		1,000,000	1,092,500
(Cost $2,038,845)			2,096,300
Turkey 5.3%
Akbank TAS, 144A, 5.125%, 7/22/2015		5,000,000	5,050,000
Republic of Turkey:
6.75%, 5/30/2040		3,000,000	3,231,000
CPI Linked, 10.0%, 2/15/2012	TRY	6,047,366	4,236,337
16.0%, 3/7/2012	TRY	1,440,000	1,004,118
(Cost $14,279,374)			13,521,455
Ukraine 1.6%
Government of Ukraine, REG S, 7.75%, 9/23/2020 (Cost $4,056,288)		4,000,000	4,170,000
Uruguay 4.0%
Republic of Uruguay:
6.875%, 9/28/2025		3,800,000	4,436,500
7.625%, 3/21/2036		2,000,000	2,405,000
8.0%, 11/18/2022		2,750,000	3,444,375
(Cost $8,840,564)			10,285,875
Venezuela 5.4%
Petroleos de Venezuela SA, 5.25%, 4/12/2017		6,100,000	3,751,500
Republic of Venezuela:
REG S, 6.0%, 12/9/2020		4,000,000	2,402,000
REG S, 7.75%, 10/13/2019		11,400,000	7,866,000
(Cost $15,229,918)			14,019,500
Total Bonds (Cost $224,654,689)			232,733,715

Loan Participations and Assignments 6.3%
Ireland 2.2%
Alfa Bank OJSC, 144A, 7.75%, 4/28/2021		1,500,000	1,514,859
Vnesheconombank, REG S, 6.902%, 7/9/2020		4,000,000	4,285,000
(Cost $5,693,231)			5,799,859
Russia 2.1%
Gazprom, 144A, 7.288%, 8/16/2037		3,000,000	3,228,900
Russian Agricultural Bank, REG S, 6.299%, 5/15/2017		2,000,000	2,097,500
(Cost $5,315,934)			5,326,400
Ukraine 2.0%
State Export-Import Bank of Ukraine, 7.65%, 9/7/2011		2,000,000	2,013,200
Ukreximbank, REG S, 8.375%, 4/27/2015		3,000,000	3,153,750
(Cost $5,008,917)			5,166,950
Total Loan Participations and Assignments (Cost $16,018,082)			16,293,209

Short-Term US Treasury Obligations 0.0%
US Treasury Bill, 0.115%**, 9/15/2011 (d) (Cost $107,953)		108,000	107,971

	Shares	Value ($)

Securities Lending Collateral 4.6%
Daily Assets Fund Institutional, 0.18% (e) (f) (Cost $11,767,241)	11,767,241	11,767,241

Cash Equivalents 2.4%
Central Cash Management Fund, 0.14% (e) (Cost $6,232,996)	6,232,996	6,232,996

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $258,780,961)+	103.7	267,135,132
Other Assets and Liabilities, Net	(3.7)	(9,516,449)
Net Assets	100.0	257,618,683

The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Independencia International Ltd.*	12.0%	12/30/2016	1,574,386	USD	2,865,558	11,808

* Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $258,785,676. At April 30, 2011, net unrealized appreciation for all securities based on tax cost was $8,349,456. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $14,087,542 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,738,086.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentina GDP, subject to certain conditions.

(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2011 amounted to $10,385,422, which is 4.0% of net assets.

(d) At April 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(f) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CPI: Consumer Price Index

GDP: Gross Domestic Product

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At April 30, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
Japanese Yen Currency	USD	6/13/2011	20	3,082,500	(150,958)

As of April 30, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	1,261	BRL	2,000	5/4/2011	15	Bank of America
TWD	30,000	USD	1,050	5/10/2011	3	Morgan Stanley
USD	1,275,770	EUR	880,000	5/23/2011	27,774	Bank of America
EUR	2,945,098	NOK	23,000,000	7/28/2011	8,961	JPMorgan Chase Securities, Inc.
EUR	3,026,711	PLN	12,000,000	7/28/2011	9,792	HSBC Bank USA
Total unrealized appreciation					46,545

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
BRL	2,000	USD	1,271	5/4/2011	(5)	UBS AG
USD	1,052	TWD	30,000	5/10/2011	(4)	Barclays Bank PLC
EUR	880,000	USD	1,282,354	5/23/2011	(21,190)	Morgan Stanley
TRY	8,000,000	USD	5,161,290	7/28/2011	(19,900)	HSBC Bank USA
EUR	6,400,000	USD	9,345,856	7/28/2011	(109,423)	Citigroup, Inc.
RUB	16,000,000	USD	572,912	7/28/2011	(6,273)	JPMorgan Chase Securities, Inc.
ZAR	23,000,000	USD	3,414,236	7/28/2011	(44,593)	HSBC Bank USA
Total unrealized depreciation					(201,388)

Currency Abbreviations
BRL Brazilian Real EUR Euro NOK Norwegian Krone PLN Polish Zloty RUB Russian Ruble TRY Turkish Lira TWD Taiwan Dollar USD United States Dollar ZAR South African Rand

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (g)
Bonds	$—	$232,733,715	$—	$232,733,715
Loan Participants and Assignments	—	16,293,209	—	16,293,209
Short-Term Investments (g)	18,000,237	107,971	—	18,108,208
Derivatives (h)	—	46,545	—	46,545
Total	$18,000,237	$249,181,440	$—	$267,181,677
Liabilities
Derivatives (h)	$(150,958)	$(201,388)	$—	$(352,346)
Total	$(150,958)	$(201,388)	$—	$(352,346)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2011.

(g) See Investment Portfolio for additional detailed categorizations.

(h) Derivatives include unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $240,780,724) — including $10,385,422 of securities loaned	$249,134,895
Investment in Daily Assets Fund Institutional (cost $11,767,241)*	11,767,241
Investment in Central Cash Management Fund (cost $6,232,996)	6,232,996
Total investments, at value (cost $258,780,961)	267,135,132
Cash	7,882,627
Foreign currency, at value (cost $242,135)	206,108
Receivable for Fund shares sold	2,227,104
Interest receivable	3,797,963
Unrealized appreciation on forward foreign currency exchange contracts	46,545
Other assets	45,592
Total assets	281,341,071
Liabilities
Payable upon return of securities loaned	11,767,241
Payable for investments purchased	11,253,080
Payable for Fund shares redeemed	112,372
Payable for daily variation margin on futures contracts	14,500
Unrealized depreciation on forward foreign currency exchange contracts	201,388
Accrued management fee	135,004
Other accrued expenses and payables	238,803
Total liabilities	23,722,388
Net assets, at value	$257,618,683
Net Assets Consist of
Undistributed net investment income	1,296,373
Net unrealized appreciation (depreciation) on: Investments	8,354,171
Futures	(150,958)
Foreign currency	(176,359)
Accumulated net realized gain (loss)	(27,911,303)
Paid-in capital	276,206,759
Net assets, at value	$257,618,683

* Represents collateral on securities loaned

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of April 30, 2011 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($20,858,673 ÷ 1,910,761 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$10.92
Maximum offering price per share (100 ÷ 95.50 of $10.92)	$11.43
Class B Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($1,247,796 ÷ 113,866 shares of capital stock outstanding, $.01 par value, 50,000,000 shares authorized)	$10.96
Class C Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($10,347,804 ÷ 945,368 shares of capital stock outstanding, $.01 par value, 20,000,000 shares authorized)	$10.95
Class S Net Asset Value, offering and redemption price(a) per share ($127,672,453 ÷ 11,696,139 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$10.92
Institutional Class Net Asset Value, offering and redemption price(a) per share ($97,491,957 ÷ 8,925,874 shares of capital stock outstanding, $.01 par value, 100,000,000 shares authorized)	$10.92

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2011 (Unaudited)
Investment Income
Income: Interest	$7,964,349
Income distributions — Central Cash Management Fund	15,063
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	36,502
Total income	8,015,914
Expenses: Management fee	820,496
Administration fee	139,067
Services to shareholders	167,962
Distribution and service fees	85,561
Custodian fee	23,346
Professional fees	48,978
Reports to shareholders	21,293
Registration fees	33,345
Directors' fees and expenses	5,068
Other	15,964
Total expenses before expense reductions	1,361,080
Expense reductions	(231)
Total expenses after expense reductions	1,360,849
Net investment income	6,655,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	8,781,111
Futures	(100,664)
Foreign currency	(952,269)
7,728,178
Change in net unrealized appreciation (depreciation) on: Investments	(20,879,188)
Futures	(198,058)
Foreign currency	260,521
(20,816,725)
Net gain (loss)	(13,088,547)
Net increase (decrease) in net assets resulting from operations	$(6,433,482)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Operations: Net investment income	$6,655,065	$14,884,894
Net realized gain (loss)	7,728,178	10,083,698
Change in net unrealized appreciation (depreciation)	(20,816,725)	19,412,262
Net increase (decrease) in net assets resulting from operations	(6,433,482)	44,380,854
Distributions to shareholders from: Net investment income: Class A	(506,196)	(1,302,839)
Class B	(22,260)	(64,205)
Class C	(187,295)	(456,681)
Class S	(3,079,946)	(7,740,501)
Institutional Class	(2,688,638)	(4,990,102)
Total distributions	(6,484,335)	(14,554,328)
Fund share transactions: Proceeds from shares sold	36,262,006	89,522,295
Reinvestment of distributions	6,017,659	13,270,844
Payments for shares redeemed	(67,507,181)	(83,333,834)
Redemption fees	1,316	8,897
Net increase (decrease) in net assets from Fund share transactions	(25,226,200)	19,468,202
Increase from regulatory settlements (see Note J)	—	10,496
Increase (decrease) in net assets	(38,144,017)	49,305,224
Net assets at beginning of period	295,762,700	246,457,476
Net assets at end of period (including undistributed net investment income of $1,296,373 and $1,125,643, respectively)	$257,618,683	$295,762,700

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended October 31,	2011	a	2010	2009		2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$11.41		$10.23	$7.96		$12.49		$12.12	$11.31
Income (loss) from investment operations: Net investment incomeb	.25		.57	.62		.77		.79	.68
Net realized and unrealized gain (loss)	(.50)		1.16	2.64		(4.64)		.37	.82
Total from investment operations	(.25)		1.73	3.26		(3.87)		1.16	1.50
Less distributions from: Net investment income	(.24)		(.55)	(.41)		(.66)		(.79)	(.69)
Net realized gains	—		—	(.18)		—		—	—
Return of capital	—		—	(.40)		—		—	—
Total distributions	(.24)		(.55)	(.99)		(.66)		(.79)	(.69)
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$10.92		$11.41	$10.23		$7.96		$12.49	$12.12
Total Return (%)c	(2.20	)**	17.41	44.31	d	(32.54	)d	9.92	13.58	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	21		27	24		19		43	18
Ratio of expenses before expense reductions (%)	1.23	*	1.22	1.34		1.34		1.34	1.68
Ratio of expenses after expense reductions (%)	1.23	*	1.22	1.29		1.34		1.34	1.56
Ratio of net investment income (%)	4.53	*	5.31	6.95		6.59		6.40	5.83
Portfolio turnover rate (%)	43	**	42	110		99		173	224
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class B Years Ended October 31,	2011	a	2010	2009	2008	2007	2006
Selected Per Share Data
Net asset value, beginning of period	$11.45		$10.28	$7.99	$12.53	$12.17	$11.35
Income (loss) from investment operations: Net investment incomeb	.20		.47	.56	.68	.68	.59
Net realized and unrealized gain (loss)	(.50)		1.17	2.65	(4.66)	.37	.83
Total from investment operations	(.30)		1.64	3.21	(3.98)	1.05	1.42
Less distributions from: Net investment income	(.19)		(.47)	(.34)	(.56)	(.69)	(.60)
Net realized gains	—		—	(.18)	—	—	—
Return of capital	—		—	(.40)	—	—	—
Total distributions	(.19)		(.47)	(.92)	(.56)	(.69)	(.60)
Redemption fees	.00	***	.00 ***	.00 ***	.00 ***	.00 ***	.00 ***
Net asset value, end of period	$10.96		$11.45	$10.28	$7.99	$12.53	$12.17
Total Return (%)c,d	(2.62	)**	16.43	43.17	(33.07)	8.94	12.79
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1		1	1	1	2	2
Ratio of expenses before expense reductions (%)	2.08	*	2.10	2.24	2.21	2.28	2.58
Ratio of expenses after expense reductions (%)	2.04	*	2.10	2.03	2.12	2.19	2.33
Ratio of net investment income (%)	3.72	*	4.43	6.21	5.80	5.54	5.06
Portfolio turnover rate (%)	43	**	42	110	99	173	224
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class C Years Ended October 31,	2011	a	2010	2009		2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$11.44		$10.26	$7.98		$12.51		$12.14	$11.33
Income (loss) from investment operations: Net investment incomeb	.21		.48	.56		.68		.69	.59
Net realized and unrealized gain (loss)	(.50)		1.17	2.64		(4.65)		.37	.82
Total from investment operations	(.29)		1.65	3.20		(3.97)		1.06	1.41
Less distributions from: Net investment income	(.20)		(.47)	(.34)		(.56)		(.69)	(.60)
Net realized gains	—		—	(.18)		—		—	—
Return of capital	—		—	(.40)		—		—	—
Total distributions	(.20)		(.47)	(.92)		(.56)		(.69)	(.60)
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00 ***	.00	***
Net asset value, end of period	$10.95		$11.44	$10.26		$7.98		$12.51	$12.14
Total Return (%)c	(2.56	)**	16.60	43.09	d	(33.07	)d	9.06	12.80	d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10		11	10		6		13	6
Ratio of expenses before expense reductions (%)	1.97	*	1.99	2.13		2.13		2.13	2.45
Ratio of expenses after expense reductions (%)	1.97	*	1.99	2.04		2.11		2.13	2.32
Ratio of net investment income (%)	3.79	*	4.54	6.20		5.81		5.60	5.07
Portfolio turnover rate (%)	43	**	42	110		99		173	224
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Class S Years Ended October 31,	2011	a	2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$11.41		$10.24	$7.96		$12.49		$12.13		$11.31
Income (loss) from investment operations: Net investment incomeb	.26		.59	.65		.80		.81		.71
Net realized and unrealized gain (loss)	(.50)		1.16	2.64		(4.65)		.37		.83
Total from investment operations	(.24)		1.75	3.29		(3.85)		1.18		1.54
Less distributions from: Net investment income	(.25)		(.58)	(.43)		(.68)		(.82)		(.72)
Net realized gains	—		—	(.18)		—		—		—
Return of capital	—		—	(.40)		—		—		—
Total distributions	(.25)		(.58)	(1.01)		(.68)		(.82)		(.72)
Redemption fees	.00	***	.00 ***	.00	***	.00	***	.00	***	.00	***
Net asset value, end of period	$10.92		$11.41	$10.24		$7.96		$12.49		$12.13
Total Return (%)	(2.08	)**	17.70	44.65	c	(32.41	)c	10.10	c	13.90	c
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	128		149	143		112		199		182
Ratio of expenses before expense reductions (%)	.99	*	.99	1.06		1.12		1.19		1.40
Ratio of expenses after expense reductions (%)	.99	*	.99	1.04		1.10		1.15		1.27
Ratio of net investment income (%)	4.77	*	5.54	7.20		6.82		6.58		6.12
Portfolio turnover rate (%)	43	**	42	110		99		173		224
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Institutional Class Years Ended October 31,	2011	a	2010	2009	2008	b
Selected Per Share Data
Net asset value, beginning of period	$11.41		$10.24	$7.97	$12.11
Income (loss) from investment operations: Net investment incomec	.27		.61	.66	.56
Net realized and unrealized gain (loss)	(.50)		1.16	2.64	(4.18)
Total from investment operations	(.23)		1.77	3.30	(3.62)
Less distributions from: Net investment income	(.26)		(.60)	(.45)	(.52)
Net realized gains	—		—	(.18)	—
Return of capital	—		—	(.40)	—
Total distributions	(.26)		(.60)	(1.03)	(.52)
Redemption fees	.00	***	.00 ***	.00 ***	.00	***
Net asset value, end of period	$10.92		$11.41	$10.24	$7.97
Total Return (%)	(1.99	)**	17.88	44.68	(31.15	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	97		107	68	36
Ratio of expenses (%)	.81	*	.81	.89	.96	*
Ratio of net investment income (%)	4.95	*	5.72	7.35	7.57	*
Portfolio turnover rate (%)	43	**	42	110	99
a For the six months ended April 30, 2011 (Unaudited).
b For the period from March 3, 2008 (commencement of operations of Institutional Class shares) to October 31, 2008.
c Based on average shares outstanding during the period.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Enhanced Emerging Markets Fixed Income Fund (formerly DWS Emerging Markets Fixed Income Fund) (the "Fund") is a non-diversified series of DWS Global/International Fund, Inc. (the "Corporation"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Maryland corporation.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Loan Participations/Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At October 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $35,588,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized, or until October 31, 2016 ($1,344,000) and October 31, 2017 ($34,244,000), the respective expiration dates, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for each of the three open tax years as of October 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, forward currency contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), investments in futures contracts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investments for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Corporation arising in connection with a specific fund are allocated to that fund. Other Corporation expenses which cannot be directly attributed to a fund are apportioned among the funds in the Corporation.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes with the exception of securities in default or purchased in default.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2011, the Fund entered into futures contracts as a hedge against anticipated currency market changes. The Fund also entered into futures contracts for non-hedging purposes to seek to enhance potential gains.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures contracts against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2011, is included in a table following the Fund's Investment Portfolio. For the period ended April 30, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from $0 to approximately $3,992,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from $0 to approximately $2,330,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2011, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. As part of its currency strategy, the Fund also engaged in forward currency contracts for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the current value of the forward currency contracts, to the extent that this amount is beneficial to the Fund. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2011, is included in a table following the Fund's Investment Portfolio. For the period ended April 30, 2011, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $13,791,000 to $24,648,000 and the investment in forward currency contracts long vs. US dollars had a total contract value generally indicative of a range from approximately $1,278,000 to $8,739,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from approximately $8,823,000 to $9,427,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$46,545

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on forward foreign currency exchange contracts
Liability Derivatives	Futures Contracts	Forward Contracts	Total
Foreign Exchange Contracts (a)	$(150,958)	$(201,388)	$(352,346)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation (depreciation) on futures and unrealized depreciation on forward foreign currency exchange contracts, respectively. Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts	Forward Contracts	Total
Foreign Exchange Contracts (a)	$(100,664)	$(898,335)	$(998,999)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from futures and foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)
Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts	Forward Contracts	Total
Foreign Exchange Contracts (a)	$(198,058)	$274,050	$75,992

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on futures and foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended April 30, 2011, purchases and sales of investment securities (excluding short-term investments) aggregated $112,037,508 and $124,311,709, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Under the Investment Management Agreement, the Fund pays a monthly management fee equal to an annual rate of 0.59% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from November 1, 2010 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of certain classes as follows:
Class B	2.04%
Class S	1.04%

Administration Fee. Pursuant to the Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2011, the Administration Fee was $139,067, of which $21,245 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2011
Class A	$11,485	$—	$8,739
Class B	1,232	231	901
Class C	5,525	—	4,289
Class S	71,520	—	49,121
Institutional Class	181	—	96
	$89,943	$231	$63,146

Distribution and Service Fees. Under the Fund's Class B and Class C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2011
Class B	$4,855	$744
Class C	38,769	6,202
	$43,624	$6,946

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2011	Annualized Effective Rate
Class A	$27,443	$13,558	.24%
Class B	1,616	754	.25%
Class C	12,878	6,230	.25%
	$41,937	$20,542

Underwriting Agreement and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2011, aggregated $7,671.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2011, the CDSC for Class B and C shares aggregated $1,275 and $5,036, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended April 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $9,323, of which $3,125 is unpaid.

Directors' Fees and Expenses. The Fund paid each Director not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in developed markets. These risks include revaluation of currencies, high rates of inflation or deflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements, and may have prices that are more volatile or less easily assessed than those of comparable securities of issuers in developed markets.

G. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 25 percent of its net assets under the agreement.

H. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholders, including affiliated DWS Funds, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund. As of April 30, 2011, DWS Alternative Asset Allocation Plus Fund and DWS Select Alternative Allocation Fund held 24% and 11% of the total shares outstanding of the Fund, respectively.

I. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	455,542	$5,003,126	1,407,684	$14,977,230
Class B	5,528	60,584	30,248	319,908
Class C	229,038	2,513,419	411,799	4,410,240
Class S	374,665	4,108,678	3,110,892	32,973,221
Institutional Class	2,246,711	24,576,199	3,465,259	36,841,696
		$36,262,006		$89,522,295
Shares issued to shareholders in reinvestment of distributions
Class A	43,710	$475,082	110,034	$1,158,748
Class B	1,471	16,077	4,230	44,645
Class C	14,423	157,331	33,017	348,111
Class S	246,599	2,680,531	638,952	6,729,238
Institutional Class	247,518	2,688,638	473,073	4,990,102
		$6,017,659		$13,270,844
Shares redeemed
Class A	(958,247)	$(10,513,532)	(1,509,878)	$(16,114,096)
Class B	(20,941)	(229,085)	(45,597)	(486,877)
Class C	(247,764)	(2,704,117)	(492,741)	(5,196,002)
Class S	(1,990,981)	(21,683,308)	(4,627,196)	(48,932,791)
Institutional Class	(2,975,534)	(32,377,139)	(1,161,468)	(12,604,068)
		$(67,507,181)		$(83,333,834)
Redemption fees		$1,316		$8,897
Net increase (decrease)
Class A	(458,995)	$(5,034,090)	7,840	$26,257
Class B	(13,942)	(152,424)	(11,119)	(122,006)
Class C	(4,303)	(33,367)	(47,925)	(437,651)
Class S	(1,369,717)	(14,894,037)	(877,352)	(9,226,128)
Institutional Class	(481,305)	(5,112,282)	2,776,864	29,227,730
		$(25,226,200)		$19,468,202

J. Regulatory Settlements

On December 21, 2006, the Advisor settled proceedings with the SEC and the New York Attorney General regarding alleged improper trading of fund shares. For the year ended October 31, 2010, in accordance with the distribution plan developed by a distribution consultant, settlement proceeds were distributed to affected shareholders of the Fund and unclaimed proceeds were then paid to the Fund in the amount of $10,496. This payment is included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

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The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	SZEAX	SZEBX	SZECX	SCEMX	SZEIX
CUSIP Number	233379 601	233379 700	233379 809	233379 874	233379 742
Fund Number	476	676	776	2076	1476

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Enhanced Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 28, 2011